INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	December 31,
	2016	2015
Original Cost:

Technology *)	$9,111	$9,111
Backlog	1,877	1,877
Customer relationships **)	3,592	3,592

	$14,580	$14,580
Accumulated amortization:

Technology	$6,705	$5,765
Backlog	1,867	1,632
Customer relationships	1,598	1,064

	$10,170	$8,461

Amortized cost	$4,410	$6,119

*)        During 2015, the Company recorded an impairment loss of $ 3,214 and $ 2,432 related to technology purchased in 2012 from acquisitions of Ortiva Wireless Inc. and Oversi Networks Ltd. ("Oversi"), respectively, due to the Company's decision to reach end of life on the respective product lines. The impairment loss was recorded in cost of revenues.

**)       During 2015, the Company recorded an impairment loss of $ 131 related to Oversi's customer relationships, due to the Company's decision to reach end of life on the respective product line. The impairment loss was recorded in sales and marketing.

Schedule of Estimated Amortization Expense
Year ending December 31,

2017	1,478
2018	1,630
2019	1,302

Total	4,410